Sep. 28, 2021
Reinhart Mid Cap PMV Fund
Reinhart Mid Cap PMV Fund
Investment Objective
The Reinhart Mid Cap PMV Fund (the “Fund” or the “Mid Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class	Institutional Class
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fee	0.25%	0.00%	0.00%
Shareholder Service Plan Fees	0.15%	0.15%	0.00%
Other Expenses	0.27%	0.19%	0.28%
Total Annual Fund Operating Expenses	1.57%	1.24%	1.18%
Less: Fee Waiver (1)	-0.27%	-0.19%	-0.28%
Total Annual Fund Operating Expenses After Fee Waiver (1)	1.30%	1.05%	0.90%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class	Institutional Class
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fee	0.25%	0.00%	0.00%
Shareholder Service Plan Fees	0.15%	0.15%	0.00%
Other Expenses	0.27%	0.19%	0.28%
Total Annual Fund Operating Expenses	1.57%	1.24%	1.18%
Less: Fee Waiver (1)	-0.27%	-0.19%	-0.28%
Total Annual Fund Operating Expenses After Fee Waiver (1)	1.30%	1.05%	0.90%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation through September 28, 2028).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$132	$412	$713	$1,676
Advisor Class	$107	$334	$579	$1,360
Institutional Class	$92	$287	$498	$1,224

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid-capitalization (“mid-cap”) companies. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell Midcap® Value Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of May 31, 2021 they ranged from approximately $3.6 billion to $46.4 billion. The Fund’s investment strategy utilizes the Adviser’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by the Adviser are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Because stock prices tend to be more volatile than a security’s intrinsic value, this discipline seeks to eliminate the emotion of the markets and identify objective investment opportunities.

The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV and typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. The fundamentals may change by improvement or deterioration. If the fundamentals deteriorate, a security will be sold before it reaches the PMV price target. If the fundamentals improve, the PMV price target may be increased. Key fundamentals will vary by industry. The major categories generally include financial metrics such as sales growth, profit margins, free cash flow and returns-on-capital. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. From time to time, the Fund may also invest in real estate investment trusts (“REITs”). The Fund may focus its investments in securities of companies in the same economic sector.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Mid-Cap Companies Risk. Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

REIT Risk. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Advisor Class shares. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
2020, Q4 22.41%	2020, Q1 -32.64%

Year-to-Date Return as of June 30, 2021
17.77%

Average Annual Total Returns for the periods ended December 31, 2020

Average Annual Total Returns for the periods ended December 31, 2020
	One Year	Five Years	Since Inception (5/31/2012)
Advisor Class Shares
Return Before Taxes	(0.66)%	7.99%	9.49%
Return After Taxes on Distributions	(0.89)%	6.68%	8.25%
Return After Taxes on Distributions and Sale of Fund Shares	(0.23)%	6.01%	7.38%
Investor Class Shares
Return Before Taxes	(0.82)%	7.74%	9.23%
Institutional Class Shares (1)
Return Before Taxes	(0.49)%	8.15%	9.65%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	4.96%	9.73%	11.99%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor and Institutional Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Reinhart Genesis PMV Fund
Reinhart Genesis PMV Fund
Investment Objective
The Reinhart Genesis PMV Fund (the “Fund” or the “Genesis Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class
Management Fees	0.95%	0.95%
Distribution (12b-1) Fee	0.25%	0.00%
Shareholder Servicing Plan Fee	0.15%	0.15%
Other Expenses	0.14%	0.17%
Total Annual Fund Operating Expenses	1.49%	1.27%
Less: Fee Waiver and Expense Reimbursement (1)	(0.29)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense (Reimbursement) (1)	1.20%	0.95%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class
Management Fees	0.95%	0.95%
Distribution (12b-1) Fee	0.25%	0.00%
Shareholder Servicing Plan Fee	0.15%	0.15%
Other Expenses	0.14%	0.17%
Total Annual Fund Operating Expenses	1.49%	1.27%
Less: Fee Waiver and Expense Reimbursement (1)	(0.29)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense (Reimbursement) (1)	1.20%	0.95%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$122	$443	$786	$1,755
Advisor Class	$97	$371	$666	$1,506

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap" or "mid-cap”) companies. The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of May 31, 2021 they ranged from approximately $257 million to $18.4 billion.

The Fund’s investment strategy utilizes the Adviser’s proprietary Private Market Value (“PMV”) methodology to determine a company’s true intrinsic value, which is the amount an acquirer would be willing to pay for the entire company. This PMV becomes the “anchor” by which all decisions by the Adviser are framed within an emotional market. PMV is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Since stock prices tend to be more volatile than a security’s intrinsic value, this discipline attempts to eliminate the emotion of the markets and identifies objective investment opportunities. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The Adviser typically sells investments when they reach or are close to reaching the PMV, or due to a change in the fundamentals of the security. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, real estate investment trusts (“REITs”) and securities of other investment companies, including exchange-traded funds (“ETFs”).  The Fund’s investments in foreign securities may include American depositary receipts (“ADRs”).

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Small-Cap and Mid-Cap Companies Risk. Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Value-Style Investing Risk. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

REIT Risk. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

ETF Risk.  The market price of an ETF will fluctuate based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  In addition, the Fund will bear its pro rata portion of an ETF’s expenses and the Fund’s expenses may therefore be higher than if it invested directly in securities.

Foreign Securities Risk.  Investments in securities of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

Newer Fund Risk.  The Fund has a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board may determine to liquidate the Fund.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Advisor Class shares. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.reinhartfunds.com or by calling (855) 774-3863.
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
2020, Q4 29.73%	2020, Q1 -33.79%

Year-to-Date Return as of June 30, 2021
17.09%

Average Annual Total Returns for the periods ended December 31, 2020

Average Annual Total Returns for the periods ended December 31, 2020
	One Year	Since Inception (5/31/2018)
Advisor Class Shares
Return Before Taxes	4.38%	6.12%
Return After Taxes on Distributions	4.33%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares	2.62%	4.63%
Investor Class Shares
Return Before Taxes	4.18%	5.85%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	19.99%	11.26%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	4.88%	4.07%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).